UNAUDITED CONSOLIDATED STATEMENTS OF LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total operating revenues	$ 224,801	$ 211,032
Vessel operating expenses	(54,476)	(62,066)
Administrative expenses	(18,735)	(27,705)
Project development expenses	(4,937)	(1,467)
Depreciation and amortization	(54,222)	(56,284)
Impairment of long-term assets	0	(41,597)
Total operating expenses	(138,736)	(220,046)
Other operating gains	532	6,298
Total other operating (loss)/income	(36,549)	14,443
Operating income	49,516	5,429
Financial income/(expenses)
Interest income	1,403	6,437
Interest expense	(38,044)	(53,728)
Losses on derivative instruments	(49,857)	(20,418)
Other financial items, net	(11)	(3,339)
Net financial expenses	(86,509)	(71,048)
Loss before taxes and equity in net losses of affiliates	(36,993)	(65,619)
Income taxes	(382)	(381)
Equity in net losses of affiliates	(177,301)	(39,869)
Net loss	(214,676)	(105,869)
Net income attributable to non-controlling interests	(45,205)	(48,554)
Net loss attributable to stockholders of Golar LNG Limited	$ (259,881)	$ (154,423)
Basic and diluted (loss)/earnings per share (in USD per share)	$ (2.75)	$ (1.53)
Cash dividends declared and paid per share (in USD per share)	$ 0	$ 0.15
Non-collaborative Arrangement
Voyage, charterhire and commission expenses	$ (6,366)	$ (11,994)
Collaborative Arrangement
Voyage, charterhire and commission expenses	0	(18,933)
Time and Voyage Charter | Non-collaborative Arrangement
Total operating revenues	105,572	68,031
Time Charter | Collaborative Arrangement
Total operating revenues	0	23,359
Liquefaction Services
Total operating revenues	109,048	109,048
Vessel and Other Management Fees
Total operating revenues	$ 10,181	$ 10,594